S-K 1602(a)(3) Forepart, Sponsor Compensation - NCTK Sponsor LLC [Member]	Jan. 12, 2026 USD ($) $ / shares shares
Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	2,250,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,250,000
Founder Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	7,187,500
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.0035
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Class B Ordinary Shares Subject to Forfeiture If the Underwriter Does Not Exercise its Overallotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	937,500
Class B Ordinary Shares That Will be Transferred to Our Independent Directors [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	120,000